S000049701 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.47%
Performance Inception Date			Jul. 13, 2015
Bridge Builder Core Plus Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	0.75%	2.21%
Performance Inception Date			Jul. 13, 2015
Bridge Builder Core Plus Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.25%	(0.83%)	0.68%
Performance Inception Date			Jul. 13, 2015
Bridge Builder Core Plus Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	(0.01%)	1.05%
Performance Inception Date			Jul. 13, 2015